SENIOR NOTES AND LOANS (Tables)	0 Months Ended
Dec. 31, 2011
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans
NOTE 10—SENIOR NOTES AND LOANS:
a.	Senior notes and loans consisted of the following:
	Interest rate as of December 31, 2011	December 31,
		2011	2010

	%	U.S. $ in millions
Senior notes (1)(2)		$9,317	$4,101
Loans, mainly from banks (3)(4)	0.6 to 3.0	2,062	671
Debentures (4)	7.2	15	28

		11,394	4,800
Less—current portion (included under “short-term debt”)		(1,158)	(690)

		$10,236	$4,110

During 2011 the Company issued the following senior notes:
	Annual
	interest	Principal
Issuer	rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance III, B.V.	LIBOR plus 0.5	$500	March 2014

Teva Pharmaceutical Finance III, B.V. *	1.7	$250	March 2014

Teva Pharmaceutical Finance IV, LLC	LIBOR plus 0.8	$200	May 2013

Teva Pharmaceutical Finance IV, LLC	1.7	$1,000	November 2014

Teva Pharmaceutical Finance Company B.V. **	LIBOR plus 0.9	$1,100	November 2013

Teva Pharmaceutical Finance Company B.V.	2.4	$950	November 2016

Teva Pharmaceutical Finance Company B.V.	3.65	$875	November 2021

Teva Pharmaceutical Finance IV B.V. ***	3.65	$875	November 2021

* In March 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 15).
** In November 2011, the Company entered into interest rate swap agreements with respect to these notes (see note 15).
*** In November 2011, the Company entered into cross currency swap agreements with respect to these notes (see note 15).